Loss / (gain) on disposal of subsidiaries - Schedule of Consideration for Financial Performance (Details) - Payolution Gmb H - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration	$ 47,098
Contingent consideration	4,686
Total consideration	51,784
Disposal Group, Including Discontinued Operation, Consideration	38,647
Gain on disposal of a subsidiary	$ 13,137	$ 13,137